Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	11/01/2015
Monthly Period Ending:	11/30/2015
Prev. Distribution/Close Date:	11/09/2015
Distribution Date:	12/08/2015
Days of Interest for Period:	29
Days in Collection Period:	30
Months Seasoned:	8

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,070,765,811

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	23,839,641
{3} Collections on Receivables paid off during period				{3}	9,961,352
{4} Receivables becoming Liquidated Receivables during period				{4}	5,722,160
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	3
{7} Less amounts allocable to Interest				{7}	(10,641,842)

{8} Total Monthly Principal Amounts					{8}	28,881,314

{9} End of period Aggregate Principal Balance					{9}	$1,041,884,497

{10} Pool Factor					{10}	81.9091601%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$159,728,723	$190,368,399	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	13,176,845	15,704,469	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	2,041,096	2,432,625	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$144,510,782	$172,231,305	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	0.0000000%	79.8402110%	79.8402118%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$953,377,122

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		28,881,314
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		4,473,721
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$920,022,087

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		76.6685073%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$1,041,884,497
{27} 14.50 % of Ending Aggregate Principal Balance							{27}	151,073,252
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	125,633,252
{30} Required Pro Forma Note Balance {26} - {29}							{30}		916,251,245

{31} Beginning Note Balance							{31}	953,377,122
{32} Total Monthly Principal Amount							{32}	(28,881,314)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		924,495,808

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		0
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		0
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$28,881,314
{38} Step-down Amount								{38}	0
{39} Principal Distributable Amount								{39}		$28,881,314

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	29	Actual days/360	$0
{41}	Class A - 2A	$159,728,723	0	0.83000%	30	30/360	110,479
{42}	Class A - 2B	$190,368,399	0	0.59475%	29	Actual days/360	91,206
{43}	Class A - 3	$257,880,000	0	1.27000%	30	30/360	272,923
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	$33,513,584
{49} Liquidation Proceeds collected during period								{49}	2,764,539
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	1,798
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	1,932
{53} Collection of Supplemental Servicing - Extension Fees								{53}	287,409
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	179,754
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	217,649
{56} Total Available Funds								{56}		36,966,665

Distributions:
{57} Base Servicing Fee								{57}	2,007,686
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	179,754
{59} Bank Service Charges - reimbursed to Servicer								{59}	2,140
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	217,649
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	110,479
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	91,206
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	272,923
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	0
{76} Noteholders’ Principal Distributable Amount								{76}	28,881,314
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	4,473,721
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	0
{81} Total Distributions								{81}		$36,966,665

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$607,977,122	$1,041,884,497	$0	$34,084,195	$0
{83}	Class B	700,047,122	1,041,884,497	0	33,944,555	0
{84}	Class C	814,327,122	1,041,884,497	0	33,715,995	0
{85}	Class D	926,707,122	1,041,884,497	0	33,435,045	0
{86}	Class E	953,377,122	1,041,884,497	0	33,355,035	0
{87}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{88} Excess Available Funds							{88}	$4,473,721
{89} Pro-Forma Note Balance (Calculated after Step-Down)							{89}	924,495,808
{90} Required Pro Forma Note Balance							{90}	916,251,245
{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{91}	8,244,563
{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{92}		$4,473,721

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{93} Specified Reserve Balance									$25,440,000

{94} Beginning of period Reserve Account balance							{94}		$25,440,000

{95} The Reserve Account Deposit, from Collection Account							{95}	0
{96} Investment Earnings							{96}	1,932
{97} Investment Earnings - transferred to Collection Account Available Funds							{97}	(1,932)
{98} Reserve Account Withdrawal Amount							{98}	0

{99} End of period Reserve Account balance							{99}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100} Aggregate Principal Balance							{100}	$1,041,884,497
{101} End of Period Note Balance							{101}	920,022,087
{102} Overcollateralization							{102}	121,862,410
{103} Overcollateralization %							{103}		11.70%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{104} Original Number of Receivables							{104}	63,313
{105} Beginning of period number of Receivables							{105}	0	56,308
{106} Number of Receivables becoming Liquidated Receivables during period							{106}	1,567	307
{107} Number of Receivables becoming Purchased Receivables during period							{107}	0	0
{108} Number of Receivables paid off during period							{108}	6,522	777
{109} End of period number of Receivables							{109}	55,224	55,224

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{110} Weighted Average APR of the Receivables						{110}	12.67%	12.59%	12.58%
{111} Weighted Average Remaining Term of the Receivables						{111}	66.00	59.99	59.20
{112} Weighted Average Original Term of Receivables						{112}	71.00	71.00	71.00
{113} Average Receivable Balance						{113}	$20,091	$19,016	$18,867
{114} Net Losses in Period						{114}	$0	$4,374,513	$2,957,621
{115} Aggregate Realized Losses						{115}	$0	$13,165,025	$16,122,646
{116} Aggregate Realized Loss Percentage						{116}		1.034%	1.267%
{117} ABS Prepay Speed						{117}		1.6406	1.2783

XIII. DELINQUENCY:

							Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{118} 31-60 days						{118}	3,575	$65,517,078	6.12%
{119} 61-90 days						{119}	758	13,716,668	1.28%
{120} 91-120 days						{120}	190	3,104,617	0.29%
{121} Total						{121}	4,523	$82,338,363	7.69%

XIV. EXTENSIONS

{122} Principal Balance of Receivables extended during current period						{122}		$39,183,644
{123} Beginning of Period Aggregate Principal Balance						{123}		1,070,765,811
{124} Extension Rate {122} divided by {123}						{124}			3.66%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	December 2, 2015

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